Income Taxes - Summary of Reconciliation of Combined Canadian Federal and Provincial Income Tax Rate to Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Combined Canadian federal and provincial statutory income	26.50%	26.50%
Income tax recovery based on combined statutory income tax rate	$ 1,252	$ 1,615
Change in unrecognized tax assets	(1,721)	(3,160)
Change in unrecognized tax assets related to OCI	(151)	340
Change in unrecognized tax assets related to equity	363
Share issuance costs		65
Permanent difference attributable to the use of local currency for tax reporting		35
Change in enacted rates used		(27)
Impact of expiring tax credits	(481)
Permanent difference attributable to net change in fair value of warrant liability	304	1,197
Share-based compensation costs	(16)	(210)
Difference in statutory income tax rate of foreign subsidiaries	99	321
Uncertain tax position	(123)
Other	79	12
Total income tax (expense) recovery	$ (395)	$ 188